Total Vessel Revenues	12 Months Ended
Dec. 31, 2022
Total Vessel Revenues [Abstract]
Total Vessel Revenues
12.	Total Vessel Revenues:

The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the years ended December 31, 2020, 2021, and 2022, as presented in the accompanying consolidated statements of comprehensive (loss)/income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Time charter revenues	12,487,692	111,900,699	163,872,159
Voyage charter revenues	—	15,002,012	51,805,097
Pool revenues	—	5,146,999	46,424,742
Total Vessel revenues	$12,487,692	$132,049,710	$262,101,998

The Company generates its revenues from time charters, voyage contracts and pool arrangements.

The Company typically enters into fixed rate or index-linked rate with an option to convert to fixed rate time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner protective restrictions discussed below. Time charter agreements may have extension options ranging from months, to sometimes, years. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carries only lawful and non-hazardous cargo.

From time to time, the Company’s dry bulk vessels are fixed on period charter contracts with the rate of daily hire linked to the average of the time charter routes comprising the respective indices for dry bulk vessels of the Baltic Exchange. Such contracts also carry an option for the Company to convert the index-linked rate to a fixed rate for a  minimum period of three months and up to the maximum remaining duration of the charter contract, according to the average of the forward freight agreement curve of the respective Baltic index for the desired period, at the time of conversion. The index-linked contracts with conversion clause provide flexibility and allow the Company to either enjoy exposure in the spot market, when the rate is floating, or to secure foreseeable cash flow when the rate has been converted to fixed over a certain period.

Vessels are also chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of transporting cargo from a loading port to a discharge port. Depending on charterparty terms, freight can be fully prepaid, or be paid upon reaching the discharging destination upon delivery of the cargo, at the discharging destination but before discharging, or during a vessel’s voyage.

The Company employs certain of its vessels in pools. The main objective of pools is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing it between the pool participants based on the terms of the pool agreement. Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable, based on the pool points attributed to each vessel which are determined by vessel characteristics such as cargo carrying capacity, speed, fuel consumption, design characteristics and the trading capabilities/restrictions of each vessel.

As of December 31, 2022, and December 31, 2021, trade accounts receivable, net, related to voyage charters, amounted to $2,462,714 and $3,046,863, respectively. This decrease by $584,149 trade accounts receivable, net was mainly attributable to the timing of collections.

As of December 31, 2021, and December 31, 2022, deferred assets related to voyage charters amounted to $25,335 and $0, respectively, and are presented under ‘Deferred charges’ (Current) in the accompanying consolidated balance sheets. This change was mainly attributable to the timing of commencement of revenue recognition. The unamortized portion of deferred assets as of December 31, 2021, amounting to $25,335 was recognized as revenue in the first quarter of 2022.